Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Machinery and Equipment [Member]
Statement Line Items [Line Items]
Estimated useful life of asset	5 years
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Estimated useful life of asset	5 years
Office Equipment [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Estimated useful life of asset	3 years
Office Equipment [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Estimated useful life of asset	5 years